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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011

Check here if Amendment [X]; Amendment Number:  3

   This Amendment (Check only one.):   [_] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC

Address: 1603 Orrington Avenue, 13/th/ Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro

Title:   Chief Compliance Officer

Phone:   847-905-4690


Signature, Place, and Date of Signing:

             /s/Michael Turro    Evanston, IL     August 14, 2012
             ------------------  ---------------  ----------------
               [Signature]       [City, State]        [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $ 595,329
                                        (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2012.

List of Other Included Managers: NONE

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                          FORM 13F INFORMATION TABLE

 COLUMN 1   COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
 --------   -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                               VOTING AUTHORITY
NAME OF     TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
ISSUER       CLASS    CUSIP    [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------      -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
*EL
 PASO
 CORP         COM    28336L109  66,574  3,808,559 SH          SOLE             3,808,559
*GOODRICH
 CORP         COM    382388106 268,851  2,227,800 SH          SOLE             2,227,800
*MOTOROLA
 MOBILITY
 HLDGS
 INC          COM    620097105 259,904  6,879,399 SH          SOLE             6,879,399